Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	$ 701.3	₨ 57,623.9	₨ 57,726.9
Work-in-progress	710.8	58,407.4	55,965.4
Finished goods	3,548.3	291,566.2	238,753.7
Total	$ 4,960.4	₨ 407,597.5	₨ 352,446.0